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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006.
                                               -----------------------

THIS FILING LISTS SECURITIES REPORTED ON THE FORM 13F FILED ON JULY 28, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 14, 2006 OR IS NO LONGER NEEDED.

Check Here if Amendment /X/; Amendment Number:      1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      10 Duke of York Square
                 -------------------------------
                 London SW3 4LY
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England     November 13, 2006
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 10
                                        --------------------

Form 13F Information Table Value Total: 568,179 (x $1,000)
                                        --------------------
                                            (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        28-10988                     Polygon Investment Partners LP
    ------    -----------------            ---------------------------------
    02        28-10989                     Polygon Investments Ltd.
    ------    -----------------            ---------------------------------

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FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (X$1000)  PRN AMT PRN  CALL DISCRETION  MANAGERS     SOLE  SHARED NONE
--------------                --------------     -----      -------   ------- ---  ---- ----------  --------    ------ ------ ----
FISHER SCIENTIFIC INTL INC    COM NEW            338032204      87660 1200000 SH        DEFINED     01:02      1200000  0      0
KERR MCGEE CORP               COM                492386107     156037 2250000 SH        DEFINED     01:02      2250000  0      0
KERZNER INTERNATIONAL LTD     SHS                P6065Y107       1530   19300 SH        DEFINED     01:02        19300  0      0
MICHAELS STORES INC           COM                594087108     133201 3229900 SH        DEFINED     01:02      3229900  0      0
MOVIE GALLERY INC             COM                624581104       9047 1490530 SH        DEFINED     01:02      1490530  0      0
NOVELL INC                    COM                670006105      16575 2500000 SH        DEFINED     01:02      2500000  0      0
PIONEER NAT RES CO            COM                723787107      27846  600000 SH        DEFINED     01:02       600000  0      0
SIX FLAGS INC                 COM                83001P109       7868 1400000 SH        DEFINED     01:02      1400000  0      0
TIME WARNER INC               COM                887317105       6920  400000 SH        DEFINED     01:02       400000  0      0
WESTERN GAS RES INC           COM                958259103     121495 2030000 SH        DEFINED     01:02      2030000  0      0